Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
Note 9. Income Taxes
The consolidated provision for income taxes consists of the following:

	2018	2017	2016
Current (benefit) payable
Federal	$(180,733)	$257,886	$884,743
State	35,519	(72,489)	53,015
	(145,214)	185,397	937,758
Deferred tax expense	972,944	3,885,194	673,977
Income tax expense	$827,730	$4,070,591	$1,611,735
The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2018	2017	2016
Federal taxes based on statutory rate	$1,575,180	$2,643,207	$2,838,452
State income taxes, net of federal benefit	133,013	(47,843)	46,972
Tax-exempt investment interest	(486,893)	(1,074,443)	(1,133,970)
Revaluation of net deferred tax assets as a result of the Tax Cuts and Jobs Act	—	2,558,859	—
Other, net	(393,570)	(9,189)	(139,719)
Income tax expense	$827,730	$4,070,591	$1,611,735
The Tax Cuts and Jobs Act (the “Tax Act”), enacted on December 22, 2017, among other things, permanently lowered the statutory federal corporate tax rate from 35% to 21%, effective for tax years including or beginning January 1, 2018. Under the guidance of ASC 740, “Income Taxes” (“ASC 740”), the Company revalued its net deferred tax assets on the date of enactment based on the reduction in the overall future tax benefit expected to be realized at the lower tax rate implemented by the new legislation. After reviewing the Company’s inventory of deferred tax assets and liabilities on the date of enactment and giving consideration to the future impact of the lower corporate tax rates and other provisions of the new legislation, the Company’s revaluation of its net deferred tax assets was $2,558,859, which was included in “Income tax expense” in the Consolidated Statements of Income for the year ended December 31, 2017.

At December 31, 2018 and December 31, 2017, net deferred tax assets consist of the following:

	2018	2017
Deferred tax assets
Allowance for loan losses	$841,238	$753,297
Deferred compensation liability	2,418,290	2,150,913
Alternative minimum tax credit	—	667,280
Unrealized loss on securities available-for-sale	4,978,232	2,734,500
Other	435,102	608,913

Total	8,672,862	6,914,903
Deferred tax liabilities
Premises and equipment	1,856,404	1,358,165
Other	182,919	193,988

Total	2,039,323	1,552,153
Net deferred tax asset	$6,633,539	$5,362,750
The net deferred tax asset was $6,633,539 and $5,362,750 at December 31, 2018 and 2017, respectively. The Company has evaluated the need for a valuation allowance related to the above deferred tax assets and, based on the weight of the available evidence, has determined that it is more likely than not that all deferred tax assets will be realized.
As of December 31, 2018, the Company has no unrecognized tax benefits related to federal and state income tax matters. As of December 31, 2018, the Company has not accrued for interest and penalties related to uncertain tax positions. It is the Company’s policy to recognize interest or penalties related to income tax matters in income tax expense.
The Company and the Bank file a consolidated United States federal income tax return. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2015 through 2017. The Company and Bank’s state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2015 through 2017.